A PROFESSIONAL CORPORATION 3 Triad Center Suite 500 Salt Lake City, Utah 84180 T : (801) 532-7080 F : (801) 596-1508 www.strongandhanni.com
GLENN C. HANNI, P.C.
HENRY E. HEATH
PHILIP R. FISHLER
ROGER H. BULLOCK
R. SCOTT WILLIAMS
SCOTT R. JENKINS
PAUL M. BELNAP
STUART H. SCHULTZ
BRIAN C. JOHNSON [2]
PAUL W. HESS
STEPHEN J. TRAYNER
STANFORD P. FITTS [7]
BRADLEY W. BOWEN
PETER H. CHRISTENSEN [5]
ROBERT L. JANICKI
H. BURT RINGWOOD
CATHERINE M. LARSON
KRISTIN A. VANORMAN
PETER H. BARLOW
GRADEN P. JACKSON [3]
H. SCOTT JACOBSON
MICHAEL J. MILLER [6]

ANDREW D. WRIGHT
MICHAEL L. FORD [4]
BYRON G. MARTIN
BENJAMIN P. THOMAS
SUZETTE H. GOUCHER
JACOB C. BRIEM  [1]
LANCE H. LOCKE
A. JOSEPH SANO
JAMES C. THOMPSON
PETER J. BAXTER
JENNIFER R. CARRIZAL
LORI A. JACKSON
BRYANT J. McCONKIE
WILLIAM B. INGRAM
JEREMY G. KNIGHT
RYAN P. ATKINSON
JARED T. HALES
JEFFERY J. OWENS
ANDREW B. McDANIEL
SADÉ A. TURNER
AREK E. BUTLER
PAUL W. JONES

1 ALSO MEMBER ARIZONA BAR
2 ALSO MEMBER CALIFORNIA BAR
3 ALSO MEMBER COLORADO BAR
4 ALSO MEMBER DISTRICT OF COLUMBIA BAR
5 ALSO MEMBER OREGON BAR
6 ALSO MEMBER WASHINGTON BAR
7 ALSO MEMBER WYOMING BAR

               ESTABLISHED 1888
                         ______
            GORDON R. STRONG
                      (1909-1969)

January 22, 2008

FEDERAL EXPRESS

UNITED STATES SECURITIES
AND EXCHANGE COMMISSION
DIVISION OF CORPORATION FINANCE
H. Roger Schwall, Assistant Director
ATTN: Mellissa Campbell Duru
Mail Stop 7010
450 5th Street NW
WASHINGTON, D.C. 20549

RE:   Sterling Oil & Gas
Registration Statement on Form SB2
File No. 333-148034
Filed December 12, 2007
Responses to Comments dated January 10, 2007

To Whom It May Concern:

We have set forth your comments below with our responses following and cross references to pages of the documents where changes were made.   All changes in the amendment have been marked.

General

SEC COMMENT:  1. Where comments made with respect to the filings made by Big Cat Energy Corp. and Sterling Oil and Gas Company pursuant to the Exchange Act of 1934, apply to the SB-2, or vice-versa, please make all parallel changes to the disclosure in thefilings. This will eliminate the need for us to repeat similar comments.

RESPONSE:  We will cross check our changes to make those applicable in all filings.

SEC COMMENT:   2. Please provide updated financial information with your next amendment. Refer to Item 310(g) of Regulation S-B.

RESPONSE:  Financial statements of Sterling have been updated to November 30, 2007.

SEC COMMENT:  3. Please provide an updated consent with your next amendment.

RESPONSE:   An updated consent has been filed.

SEC COMMENT:  4. Please provide the disclosure required by Item 15 of Form SB-2 pursuant to Items 404 and 407(a) of Regulation S-B.

RESPONSE:   This information is found on pages 24 and 25 of the SB 2 and has been updated on pageS 13 and 14 of the Form 10SB.

Pro Forma

SEC COMMENT: 5. It appears the Company has been formed from a component of another entity. As such it appears that pro forma information may be necessary to facilitate investor understanding of the transaction and its related effects. Please refer to Rule 11-02 of Regulation S-X and provide pro forma information with your next amendment. Otherwise, please explain why you believe this information may be unnecessary.

RESPONSE:  Sterling believes this pro forma information is material to Big Cat shareholders from which company Sterling is being spun off and has provided required pro-forma statements with the Big Cat Information Statement to be sent to the Big Cat Shareholders showing the change in the assets of Big Cat as a result of the spin off.     However Sterling does not believe pro forma information is material to the shareholders of Sterling via historical financial statements of Big Cat for reasons discussed below.

The assets spun off into Sterling consisted of only unevaluated oil and gas leases that were acquired the year immediately preceding the formation of Sterling.  There were no other assets or liabilities spun off into Sterling, and because the properties were unevaluated, there are no revenues and no expenses associated with the assets. We do not believe that unevaluated oil and gas properties constitute a business, as they contain none of the inputs, outputs or processes to generate revenue or income.

Management's Discussion and Analysis of Plan of Operation Limited operating history: need for additional capital, page 13

SEC COMMENT 6. We note your disclosure that indicates your are in the development stage. Please note that the term "development stage" has specific meaning to participants in the extractive industries. It appears from your disclosures that the term "exploration stage" may more accurately describe your stage of development. Please modify your disclosures including your financial statement headers to avoid investor confusion.

RESPONSE:   Changes have been made on page 18 of the SB 2 and on page 9 of Form 10SB and in the financial statement headers.

Inside Front Cover

SEC COMMENT:  7. Revise to include the table of contents and dealer prospectus delivery legend required by Item 502 of Regulation S-B.

RESPONSE:   This change has been made on the inside front cover.

SEC COMMENT:  8. You make reference to the "OTC market" and the "Bulletin Board operated by the Federal Industry Regulatory Authority." Please identify the markets by their full name and clarify which FINRA-regulated market you are referencing. Clarify further that no current market exists for your common shares and update the status of any listing application.

RESPONSE:  This change has been made on the front cover of the prospectus and throughout the prospectus and Form 10SB.

SEC COMMENT:  9. You disclose that the shares being registered will be at prices established by the OTC market and/or the Bulletin Board operated by the Federal Industry Regulatory Authority. We refer you to Item 415(a) (4) of Regulation S-B [the General Rules and Regulations].  Based on the criteria set forth in Rule 415(a)(4), it does not appear that the company is eligible to do an at-the-market offering. Please revise to include the disclosure required by Item 501 of Regulation S-B. In this regard, please note our subsequent comment regarding disclosure pertaining to the plan of distribution.

RESPONSE:   These changes have been made on the front cover of the prospectus.

Risk Factors, page 5

SEC COMMENT 10. Clarify the risk factor disclosure by succinctly highlighting how the risks disclosed impact your current and planned state of operations. Further, revise your disclosure so that you facilitate identification of the risk being discussed by using bullet points and/or by removing excessive explanatory disclosure appearing in the risk factors.

RESPONSE:   These changes have been made on pages 7 and 8 of Form SB2.

"We are capital intensive...," page 6

SEC COMMENT 11. Avoid duplicative disclosure in the risk factor discussion. For example, the risk disclosed under this heading appears to be repetitive of the second risk factor disclosed on page 5.

RESPONSE:   Changes have been made on pages 7 and 8 of Form SB2.

SEC COMMENT 12. Provide context to your discussion by disclosing the shortfall, if any, between current anticipated expenditures and working capital available.

RESPONSE:   The Company does not expect to have a shortfall, however it has expanded its discussion in the Plan of Operations section relating to funding.   See pp. 17, 18 with similar discussion in the Form 10SB, pp 8, 9.

"The liquidity, market price and volume...." page 7

SEC COMMENT 13. Under this heading, you disclose that your stock is currently traded on the Over the-Counter Bulletin Board. On the cover page, however, you indicate that your stock will be traded on Over-the-Counter Bulletin Board. A similar inconsistency in disclosure appears within the text of the risk factor.  Please revise to eliminate such inconsistencies throughout and revise your risk factor disclosure as may be appropriate.

RESPONSE:   See change on page 8 of SB2 and the response to SEC Comment 8, above.

Determination of Offering Price, page 9

SEC COMMENT 14. Please correct the disclosure under this heading in which you indicate that no shares are being offered by the company.  Moreover, consistent with the requirements of Item 505 of Regulation S-B, provide the disclosure regarding the determination of the offering price. In this regard, we refer you to disclosure in a footnote to the "Use of Proceeds" section that indicates an assumed offering price of $0.50 per share.

RESPONSE:   See change on page 10 of Form SB2.

Use of Proceeds, page 9

SEC COMMENT 15. Please disclose any proceeds you will receive from the exercise of warrants.

RESPONSE:   See change on page 10 of Form SB2.

Plan of Distribution, page 9

SEC COMMENT: 16. In this section and throughout the prospectus, you refer to the "Big Cat" investors and other selling shareholders. Please avoid the use of defined terms. Further, please revise to clarify, if correct, that the "Big Cat" investors are those persons who received a distribution of company stock in connection with spin-off of the company by Big Cat Energy Corporation.

RESPONSE:   The use of the term “Big Cat” investors or shareholders has been dropped and an explanation regarding the proposed distribution of the Sterling shares by Big Cat to its shareholders has been added on page 28.

SEC COMMENT:  17. Please explain to us your statement that there can be "no assurance that all or any of the common stock offered will be sold by the selling shareholders or the Big Cat shareholders." Please confirm supplementally that the company is only registering shares underlying units issued to investors in June 2007 and 10 million shares of the company. We may have further comment.

RESPONSE:   The Company is only registering the shares underlying the units issued to investors in June 2007 (that is the 5,000,000 common shares and the 2,500,000 common shares underlying warrants issued to investors in June, 2007) plus the 10,000,000 new shares to be issued by the Company.    The above statement about resales by selling shareholders and Big Cat shareholders has been deleted.

SEC COMMENT: 18. Please revise your disclosure to identify the plan of distribution with respect to the common shares being offered in the primary offering. Refer to Item 508 of Regulation S-B.

RESPONSE:   See revisions on pages 10 and 11.

Management's Discussion & Analysis of Financial Condition and Results of Operation,
page 20   Plan of Operations, page 21

SEC COMMENT:  19. Consistent with the requirements of Item 303 (a) of Regulation S-B, revise to describe the company's plan of operation for the next twelve months. Also, please provide details of specific plans of operations. For example, please provide detailed milestones to the business plan, including a discussion of the milestones you have yet to achieve and the specific steps needed to accomplish each milestone. Also, provide a timeline for reaching each milestone in weeks or months. Additionally, provide a detailed analysis of costs of each step and how you intend to finance each step and identify the properties you intend on developing with proceeds you receive from the offer.

RESPONSE:   See changes on pages 17 and 18.   The Company is unable to establish more detailed milestones and timelines pending completion of this offering.

Principal and Selling Shareholders, page 25

SEC COMMENT:  20. Please ensure that you provide all required disclosure pursuant to Item 403 of Regulation S-B. In this regard, you have not provided the addresses of any of the persons listed in the table.

RESPONSE:   Addresses have been inserted where required.  Also, additional information has been included in response to Item 403 of SB.   See pages 24 and 25 of SB2

Future Sales of Shares, page 28

SEC COMMENT: 21. Please clarify your disclosure under this section to explain how the Big Cat shareholders' shares would be freely tradeable.

RESPONSE:   See changes on page 26.

Financial Statements
General

SEC COMMENT:  22. We note you have only provided three months of financial statements for the Company. It appears that the Company has succeeded to a substantial line of business of another entity. As such, it appears that predecessor financial information is required for the periods stipulated in item 3-10(a) of Regulation SB. Please refer to the definition of a predecessor found in Item 405 of Regulation C for guidance. Otherwise, please explain why you do not believe the predecessor financial statements are necessary.

RESPONSE:   The unevaluated leasehold interest held by Big Cat Energy was purchased in late 2006 and early 2007.  The unevaluated leaseholds did not have any production or reserves.. The unevaluated leaseholds contain none of the inputs, processes or outputs to generate revenue or income, and did not generate any revenue for Big Cat Energy. We also consulted EITF 98-3 which discusses the inputs, processes and outputs of a business. The EITF indicates that: “a transferred set of activities and assets fails the definition of a business if it excludes one or more of the above items such that it is not possible for the set to continue normal operations and sustain a revenue stream by providing its products and/or services to customers.” The Unevaluated properties clearly fall into the category of not being a business.

Because the assets contributed into Sterling did not constitute a business predecessor statements are not required.

SEC COMMENT:  23. We note your disclosure that indicates Big Cat transferred unevaluated oil and gas properties in return for ten million shares of your restricted common stock. Please tell us and disclose how the value of the properties and shares exchanged was determined. It appears the transfer of properties and shares was between entities under common control.   Please refer to EITF 02-5 and SFAS 141.

RESPONSE:   The transfer from Big Cat to Sterling was with entities under common control. The properties were valued on the books of Sterling at the predecessor basis from Big Cat in accordance with Paragraph D11 and D12of  SFAS 141. Additionally SAB Topic 2D relating to oil and gas exchange offers provides general guidance that if the stock issuer is a private company prior to the exchange, the exchange (by parties with common control) should be recorded at historical cost because the private company’s stock does not have an “established market for its stock.”  At the time of the exchange Sterling was a private company.

There was no step up in basis in the properties. We also believed that due to the recent purchase of the properties, and based on consideration of what we believed the fair value of the properties to be, we did not believe that any impairment of the properties should be recorded.

A sentence will be added at the end of the Oil and Gas Properties accounting policy to clarify to the user that the properties were recorded at the historical cost basis obtained from Big Cat.

Note 5 - Shareholders' Equitv. page 36

SEC COMMENT:  24. We note your disclosure that indicates certain equity instruments that you issued are subject to registration rights. Please tell us whether you have considered if this feature or others associated with your instruments, represent embeddedderivatives that may require bifurcation and separate derivative accounting.  Please refer to EITF 00-19, paragraph 12 of SFAS 133 and FSP EITF 00-19-2 for guidance.

RESPONSE:    The registration rights in the private placement were only for the filing of a  registration statement  covering the securities within 180 days of issue. There are no requirements in the registration rights agreement to obtain or maintain effectiveness of the registration statement. The filing of the registration statement was within our control.  Because filing the registration statement is within our control we do not believe there are any embedded derivatives in the registration rights.

Due to the requirement to obtain a consent, even if it was argued that filing a registration statement was not within our control, under the FAS 00-19-2 FAS 5 approach, the payment of any penalties would be considered remote, as at the time the agreement was entered into, and through the date of the filing of the registration statement, we believed it was probable that we would obtain the required consents, and the payment of any penalties was considered remote.

Undertakings

SEC COMMENT:  25. Please provide all required undertakings specified by Item 512 of Regulation S-B. For example, we note that none of the undertakings required by Item 512(a)(4) were included.

RESPONSE:   See additional undertakings included on page 36.

Closing Comments

SEC COMMENT:  As appropriate, please amend your filing and respond to these comments. You may wish to provide us with marked copies of the amendment to expedite our review. Please furnish a cover letter with your amendment that keys your responses to our comments and provides any requested information. Detailed cover letters greatly facilitate our review. Please understand that we may have additional comments after reviewing your amendment and responses to our comments.

RESPONSE:  Five marked copies of the amendment will be sent by overnight delivery to Mellissa Duru, together with the requested representation letter from Management regarding the adequacy of disclosure.

Thank you for the professional and courteous assistance of the Staff.   Please contact the undersigned with any questions you may have.

Very truly yours,

STRONG & HANNI, P.C.

Scott R. Jenkins